Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options	12 Months Ended
Dec. 31, 2022 $ / shares shares
Nonvested Stock Options [Member]
Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Nonvested beginning balance | shares	6,867,852
Weighted- Average Exercise Price, Nonvested beginning balance | $ / shares	$ 0.38
Number, Granted | shares
Weighted- Average Exercise Price, Granted | $ / shares
Number, Vested | shares	(6,197,824)
Weighted- Average Exercise Price, Vested | $ / shares	$ 0.38
Number, Forfeited | shares
Weighted- Average Exercise Price, Forfeited | $ / shares
Number, Nonvested ending balance | shares	670,008
Weighted- Average Exercise Price, Nonvested ending balance | $ / shares	$ 0.38
Nonvested RSAs [Member]
Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options [Line Items]
Number, Nonvested beginning balance | shares	167,277
Weighted- Average Exercise Price, Nonvested beginning balance | $ / shares	$ 5.78
Number, Granted | shares	1,774,698
Weighted- Average Exercise Price, Granted | $ / shares	$ 6.3
Number, Vested | shares	(289,013)
Weighted- Average Exercise Price, Vested | $ / shares	$ 5.99
Number, Forfeited | shares
Weighted- Average Exercise Price, Forfeited | $ / shares
Number, Nonvested ending balance | shares	1,649,962
Weighted- Average Exercise Price, Nonvested ending balance | $ / shares	$ 6.27